Acquisitions (Details Narrative)			1 Months Ended		2 Months Ended		3 Months Ended		5 Months Ended		6 Months Ended	12 Months Ended
	Jan. 03, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Jan. 30, 2019 USD ($)	Jan. 30, 2019 EUR (€)	Mar. 01, 2020 USD ($) shares	Feb. 27, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2018 EUR (€) shares	Jun. 30, 2016 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 EUR (€)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)
Business Acquisition [Line Items]
Repurchased and retired shares, value														$ (2,261,307)
Issuance of common stock, value							$ 842,432	$ 196,783						5,587,675
Total payments							$ 19,942								€ 18,076	$ 11,000	€ 9,760
Virtual Generation bonus earnout												$ (561,351)
Ulisse [Member]
Business Acquisition [Line Items]
Purchase price									$ 11,700,000	€ 10,000,000
Share issued for acquisition | shares									591,950	591,950	416,400
Agreement											option to resell to the Company 50% of the shares of common stock (or 208,200 shares) issued in consideration for the purchase price at a fixed price of USD $4.00 per share (the “Ulisse Put Option”)
Purchase price paid in cash									$ 5,850,000	€ 5,000,000
Share price | $ / shares									$ 9.44
Multigioco [Member]
Business Acquisition [Line Items]
Repurchased and retired shares, share | shares									255,000	255,000
Repurchased and retired shares, value									$ 595,000	€ 510,000
Virtual Generation [Member]
Business Acquisition [Line Items]
Purchase price			$ 4,576,352	€ 4,000,000
Issuance of common stock, value	$ 561,350	$ 93,077	89,000		$ 96,372	$ 91,541
Share issued for acquisition | shares	132,735	22,030			25,690	23,890
Purchase price paid in cash			108,000
Promissory Note			$ 3,803,000
Number of payments			23	23								17	17
Payments on Loan			$ 104,000									$ 83,000
Total payments			2,392,000									1,411,000
Principal payments			$ 1,435,200									846,600
Virtual Generation bonus earnout												$ 561,500	€ 500,000